Business Segments (Tables)	12 Months Ended
Dec. 31, 2013
Business Segments
Business Segment Information
Business Segment Products

Business Segment	Major Products
Industrial	Tapes, coated, nonwoven and bonded abrasives, adhesives, advanced ceramics, sealants, specialty materials, 3M Purification Inc. (filtration products), closure systems for personal hygiene products, acoustic systems products, automotive components, abrasion-resistant films, structural adhesives and paint finishing and detailing products

Safety and Graphics	Personal protection products, traffic safety and security products, commercial graphics systems, commercial cleaning and protection products, floor matting, and roofing granules for asphalt shingles

Electronics and Energy	Optical films solutions for electronic displays, packaging and interconnection devices, insulating and splicing solutions for the electronics, telecommunications and electrical industries, touch screens and touch monitors, cooling fluids and abrasives for the electronics industry, electrical tape, ACCR electrical power cable, renewable energy component solutions, and infrastructure protection products

Health Care	Medical and surgical supplies, skin health and infection prevention products, drug delivery systems, dental and orthodontic products, health information systems and food safety products

Consumer	Sponges, scouring pads, high-performance cloths, consumer and office tapes, repositionable notes, indexing systems, construction and home improvement products, home care products, protective material products, and consumer and office tapes and adhesives

Business Segment Information

	Net Sales			Operating Income
(Millions)	2013	2012	2011	2013	2012	2011
Industrial	$10,657	$10,008	$9,688	$2,307	$2,244	$1,988
Safety and Graphics	5,584	5,406	5,398	1,227	1,210	1,232
Electronics and Energy	5,393	5,458	5,732	954	1,026	1,140
Health Care	5,334	5,138	5,011	1,672	1,641	1,484
Consumer	4,435	4,386	4,230	945	943	855
Corporate and Unallocated	8	4	10	(321)	(472)	(420)
Elimination of Dual Credit	(540)	(496)	(458)	(118)	(109)	(101)
Total Company	$30,871	$29,904	$29,611	$6,666	$6,483	$6,178

	Assets			Depreciation & Amortization			Capital Expenditures
(Millions)	2013	2012	2011	2013	2012	2011	2013	2012	2011
Industrial	$8,833	$8,614	$7,579	$373	$324	$338	$511	$416	$384
Safety and Graphics	5,122	5,085	4,949	255	237	250	207	189	203
Electronics and Energy	5,336	5,512	5,296	260	266	255	261	350	274
Health Care	4,329	4,296	4,190	171	169	199	120	113	159
Consumer	2,516	2,445	2,423	106	110	102	128	105	98
Corporate and Unallocated	7,414	7,924	7,179	206	182	92	438	311	261
Total Company	$33,550	$33,876	$31,616	$1,371	$1,288	$1,236	$1,665	$1,484	$1,379